Bank Loans (Tables)	6 Months Ended
Jun. 30, 2023
Bank Loans [Abstract]
Schedule of Outstanding Balance of Short-Term Bank Loans	Outstanding balance of short-term bank loans consisted of the following:
	June 30, 2023	December 31, 2022

Loan from Bank of Communication	$2,758,127	$2,174,796
Loan from Bank of China	-	434,959
Loan from SPD Bank	1,103,250	-
	$3,861,377	$2,609,755